Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Financial Instruments Tables
Concentration of sales
	2016		2015
	$	%	$	%
Customer A	2,541	42.7	36,845	30.6
Customer B	3,313	16.1	8,337	6.5
Customer C	994	1.1	21,134	34.4

	6,848	59.9	66,316	71.5

	2015	2014

Customer A	23.2	47.3
Customer B	22.3	-
Customer C	19.1	24.6
Customer D	12.0	-

	76.6	71.9